Amortization and depreciation expense	12 Months Ended
Dec. 31, 2023
Depreciation and amortisation expense [abstract]
Amortization and depreciation expense
28. Amortization and depreciation expense

TCHF	2023	2022
Amortization of intangible assets (note 7)	2,682	3,448
Depreciation of rights-of-use assets (note 8)	537	392
Depreciation of property and equipment (note 9)	99	20

Total amortization and depreciation expense	3,318	3,860